Capital management	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Capital management
17. Capital management
Obsidian Energy manages our capital to provide a flexible structure to support capital programs, production maintenance and other operational strategies. Attaining a strong financial position enables the capture of business opportunities and supports Obsidian Energy’s business strategy of providing strong shareholder returns.
Obsidian Energy defines capital as the sum of shareholders’ equity and long-term debt. Shareholders’ equity includes shareholders’ capital, other reserves and retained earnings (deficit). Long-term debt includes bank loans and senior notes.
Management reviews Obsidian Energy’s capital structure to allow our objectives and strategies to be met. The capital structure is reviewed based on a number of key factors including, but not limited to, current market conditions, hedging positions, trailing and forecast debt to capitalization ratios, debt to Adjusted EBITDA and other economic risk factors.
The Company is subject to certain quarterly financial covenants under its secured, syndicated credit facility and the senior secured notes. These financial covenants include Senior debt and Total debt to capitalization as defined in Obsidian Energy’s lending agreements. As at December 31, 2020, the Company was in compliance with all of our financial covenants under such lending agreements.
The Company intends to continue to identify and evaluate hedging opportunities in order to reduce our exposure to fluctuations in commodity prices and protect our future cash flows and capital programs.

	Year ended December 31
(millions, except ratio amounts)	2020	2019
Components of capital
Shareholders’ equity	$323.1	$1,092.7
Credit facility and senior secured notes	$455.3	$460.5

Ratios
Senior debt to capitalization (1)	59%	30%
Total debt to capitalization (1)	59%	30%
Priority debt to consolidated tangible assets (2)	0	—
Credit facility and senior secured notes	$455.3	$460.5
Letters of credit (3)	4.9	4.8

Senior debt and total debt	460.2	465.3
Total shareholders’ equity	323.1	1,092.7

Total capitalization	$783.3	$1,558.0

(1)	Not to exceed 75 percent.
(2)	Priority debt not to exceed 15% of consolidated tangible assets.
(3)	Letters of credit defined as financial under the lending agreements are included in the calculation.